Annual Total Returns - Fidelity Freedom 2065 Fund [BarChart] - 03.31 Fidelity Freedom Funds Retail Combo PRO-15 - Fidelity Freedom 2065 Fund	Jul. 13, 2021
Bar Chart Table:
Annual Return, Inception Date	Jun. 28, 2019
Fidelity Freedom 2065 Fund
Bar Chart Table:
Annual Return 2020	18.05%